Variable Interest Entities and Equity Method Investments	12 Months Ended
Dec. 30, 2016
Variable Interest Entities and Equity Method Investments
Variable Interest Entities and Equity Method Investments

(4) Variable Interest Entities and Equity Method Investments

We routinely enter into teaming arrangements, in the form of joint ventures, to perform projects for our clients. Such arrangements are customary in the engineering and construction industry and generally are project specific.  The arrangements facilitate the completion of projects that are jointly contracted with our partners.  These arrangements are formed to leverage the skills of the respective partners and include consulting, construction, design, design-build, program management and operations and maintenance contracts.  The assets of a joint venture are restricted for use only for the particular joint venture and are not available for general operations of the Company.  Our risk of loss on these arrangements is usually shared with our partners. The liability of each partner is usually joint and several, which means that each partner may become liable for the entire risk of loss on the project. Furthermore, on some of our projects, CH2M has granted guarantees which may encumber both our contracting subsidiary company and CH2M for the entire risk of loss on the project.

Our financial statements include the accounts of our joint ventures when the joint ventures are variable interest entities (“VIE”) and we are the primary beneficiary or those joint ventures that are not VIEs yet we have a controlling interest. We perform a qualitative assessment to determine whether our company is the primary beneficiary once an entity is identified as a VIE. A qualitative assessment begins with an understanding of the nature of the risks associated with the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and how they were marketed, and the parties involved in the design of the entity. All of the variable interests held by parties involved with the VIE are identified and a determination is made of which activities are most significant to the economic performance of the entity and which variable interest holder has the power to direct those activities. Most of the VIEs with which our Company is involved have relatively few variable interests and are primarily related to our equity investments, subordinated financial support, and subcontracting arrangements. We consolidate those VIEs in which we have both the power to direct the activities of the VIE that most significantly impact the VIEs economic performance and the obligation to absorb losses or the right to receive the benefits from the VIE that could potentially be significant to the VIE.  As of December 30, 2016 and December 25, 2015, total assets of VIEs that were consolidated were $220.3 million and $224.6 million, respectively, including assets of VIEs within discontinued operations of $15.4 million and $71.4 million, respectively, which was primarily related to an Australian fixed-price Power EPC joint venture.  As of December 30, 2016 and December 25, 2015, total liabilities of VIEs were $385.9 million and $289.3 million, respectively, including liabilities of VIEs within discontinued operations of $200.3 million and $164.9 million, respectively, which was primarily related to an Australian fixed-price Power EPC joint venture.   Refer to Note 18 - Discontinued Operations for additional details.  The consolidated assets and liabilities VIEs from continuing operations consist almost entirely of working capital accounts associated with the performance of a National Governments consolidated joint venture consulting project in Canada.  Gross revenue of VIEs that were consolidated was $990.9 million, $533.0 million, and $365.9 million for the years ended December 30, 2016, December 25, 2015 and December 31, 2014, respectively, which included gross revenue of consolidated VIEs presented within net (loss) income from discontinued operations of $45.5 million, $209.6 million, and $115.6 million, respectively.  Refer to Note 18 - Discontinued Operations for additional details.

In determining whether we have a controlling interest in a joint venture that is not a VIE and the requirement to consolidate the accounts of the entity, we consider factors such as ownership interest, board representation, management representation, authority to make decisions, and contractual and substantive participating rights of the partnership/members.

We held investments in unconsolidated VIEs and equity method investments of $66.3 million and $84.3 million as of December 30, 2016 and December 25, 2015, respectively.  Our proportionate share of net income or loss as well as gains or losses resulting from changes in fair value of equity method investments due to acquisitions and disposals is included as equity in earnings of joint ventures and affiliated companies in the consolidated statements of operations.  In general, the equity investment in our unconsolidated affiliates is equal to our current equity investment plus our portion of the entities’ undistributed earnings.  We provide certain services, including engineering, construction management and computer and telecommunications support, to these unconsolidated entities.  These services are billed to the joint ventures in accordance with the provisions of the agreements.

Summarized financial information for our unconsolidated VIEs and equity method investments as of and for the years ended is as follows:

	December 30,	December 25,
($ in thousands)	2016	2015
Financial Position:
Current assets	$457,273	$569,224
Noncurrent assets	21,964	22,333
Total assets	$479,237	$591,557
Current liabilities	$303,502	$383,887
Noncurrent liabilities	1,353	1,566
Partners’/Owners’ equity	174,382	206,104
Total liabilities and equity	$479,237	$591,557
CH2M’s share of equity	$66,329	$84,296

	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014
Results of Operations:
Revenue	$1,683,389	$2,382,854	$2,514,461
Direct costs	(1,544,856)	(2,177,271)	(2,297,607)
Gross margin	138,533	205,583	216,854
Selling, general and administrative expenses	(44,306)	(55,250)	(39,981)
Operating income	94,227	150,333	176,873
Other loss, net	(5,028)	(4,620)	(3,663)
Net income	$89,199	$145,713	$173,210
CH2M’s share of net income	$51,957	$46,765	$54,918

We have the following significant investments in unconsolidated VIEs and equity method investments companies as of December 30, 2016:

% Ownership
Domestic:
AGVIQ - CH2M HILL Joint Venture III/IIIA	49.0%
CH2M/WG Idaho, LLC	50.5%
Coastal Estuary Services LLC	49.9%
MW/CH2M HILL, a Joint Venture (SNWA)	50.0%
National Security Technologies, LLC	10.0%
OMI Beca Ltd.	50.0%
Savannah River Remediation LLC	15.0%
URS/CH2M OAK RIDGE LLC (UCOR)	45.0%
Washington Closure LLC (River Corridor)	30.0%
Foreign:
A-One+	33.3%
Broadlands Environmental Services	10.0%
CHT JV	50.0%
C2V+	50.0%
Cavendish Dounreay Partnership LTD	30.0%
CH2M HILL - MACE Joint Venture	51.0%
CH2M HILL-KUNWON PMC	54.0%
CHCJV	50.0%
Consorcio Integrador Rio de Janeiro	48.0%
Consórcio Sondotécnica-Cobrape-CH2M	25.0%
CPG Consultants-CH2M NIP JV	50.0%
Halcrow Hyder	50.0%
HWC Treatment Program Alliance Joint Venture	50.0%
SMNM-VECO JV	50.0%
Sydney Water Corporation-Odour Program Mgmt Alliance	50.0%
Transcend Partners, LTD.	40.0%